GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenues attributed to geographic areas based on location of end customers
	Year ended December 31,
	2021	2020	2019

United States	$148,291	$77,933	$36,439
EMEA	97,292	49,747	24,809
Rest of the world	62,567	33,443	16,841
	$308,150	$161,123	$78,089

Schedule of property and equipment, net by geographical areas
	As of December 31,
	2021	2020

Israel	$18,583	$6,361
United States	748	756
Rest of the world	268	61
	$19,599	$7,178